OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 16th Floor

New York, New York 10281-1008

March 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer SteelPath MLP Funds Trust
Post-Effective Amendment No. 16 under the Securities Act
and Amendment No. 19 under the Investment Company Act
File Nos. 333-163614; 811-22363

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer SteelPath MLP Funds Trust (the “Trust”). This filing constitutes Post-Effective Amendment No. 16 under the Securities Act and Amendment No. 19 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 15 to the Registration Statement, filed January 27, 2014 pursuant to Rule 4854(a) under the Securities Act. This filing is being made to (i) address comments provided by SEC staff (“Staff”) on Amendment No. 15; (ii) include updated performance and expense information; (iii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, incorporate by reference the audited financial statements of the Fund for the fiscal year ended November 30, 2013, and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act. Our responses to the Staff’s comments are included with this filing under separate letter.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the "Commission") that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective March 28, 2014, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

cc:	K&L Gates LLP
Cohen Fund Audit Services, Ltd.
Edward Gizzi, Esq.
Gloria LaFond